[AXA EQUITABLE LOGO]	DARIN SMITH
Lead Director and
Associate General Counsel
(319) 573-2676
darin.smith@axa.us.com

February 2, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company
Separate Account A of AXA Equitable Life Insurance Company
Pre-Effective Amendment No. 1 Registration Statement on Form N-4
File Nos. 333-218513, 811-01705

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing pursuant to the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), the above-referenced Registration Statement with respect to AXA Equitable’s Separate Account A.

This Registration Statement relates to a new group flexible premium deferred variable annuity contract, AXA Retirement 360SM Personal Income Benefit, to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account A. The contract will be offered and sold through AXA Equitable’s wholesale distribution channel. To this end, the principal underwriter of Separate Account A, and the distributors of AXA Retirement 360SM Personal Income Benefit contracts is AXA Distributors, LLC, which is an affiliate of AXA Equitable.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Very truly yours,

/s/ Darin D. Smith
Darin Smith